APPENDIX I
			       UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
			  Washington, D.C. 20549

				FORM 24F-2
		     Annual Notice of Securities Sold
			  Pursuant to Rule 24f-2

Read instructions of end of Form before preparing Form
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1.	Name and address of issuer:

	Managers Trust I
	800 Connecticut Avenue
	Norwalk, CT 06854

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2.	The name of each series or class of securities for which
	this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

	First Quadrant Tax-Managed Equity Fund
	Managers Fremont Global Fund
	Managers International Growth Fund
	Managers Structured Core Fund
	Managers Small Cap Fund
	Managers Fremont Micro-Cap Fund
	Managers Fremont Institutional Micro-Cap Fund
	Managers Real Estate Securities Fund
	Managers Fremont Bond Fund
	Managers California Intermediate Tax-Free Fund
	Fremont Money Market Fund

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3.	Investment Company Act File Number: 811-6520

	Securities Act File Number: 33-44909

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4. (a)  Last day of fiscal year for which this notice is filed:
	October 31, 2005

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4. (b)	Check box if this Form is being filed late (i.e., more than
	90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

	[  ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4. (c)  Check box if this is the last time the issuer will be
	filing this Form.

	[  ]


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5. Calculation of registration fee:

   (i)	Aggregate sale price of securities sold
	during the fiscal year in pursuant to
	section 24(f):

						     	$1,048,719,659
						        --------------

   (ii)	Aggregate price of securities redeemed
	or repurchased during the fiscal year:

				           $1,331,628,842
				           --------------

   (iii) Aggregate price of securities
	redeemed or repurchased during
	any prior fiscal year ending no
	earlier than October 11, 1995
	that were not previously used
	to reduce registration fees
	payable to the Commission:	   $1,195,147,479
					   --------------

   (iv)	Total available redemption credits
	[add Items 5 (ii) and 5 (iii)]:			$2,526,776,321
							--------------

   (v)	Net sales - if Item 5 (i) is greater
	than Item 5 (iv) [subtract Item 5 (iv)
	from Item 5 (i)]:				$	     -
							--------------

   (vi)	Redemption credits available for use
	in future years - if Item 5 (i) is
	less than 5 (iv) [subtract Item 5 (iv)
	from Item 5(I)]:

					   $1,478,056,662
					   --------------

   (vii) Multiplier for determining
	 registration fee (See Instruction C. 9):	x    000107
							-----------

  (viii) Registration fee due [multiply
	 Item 5 (v) by Item 5 (vii)]
	 (enter "0" if no fee is due):			=$  	   0
							============

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6.	Prepaid Shares

If the response to item 5 (i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0 if there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

						0
					       ---

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7.	Interest due - if this Form is being filed more than 90
	days after the end of the issuer's fiscal year
	(see Instruction D):

							+$	0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5 (viii) plus line 7]:

							=$	0
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9.	Date the registration fee and any interest payment was sent
	to the Commission's lockbox depository:



Method of Delivery:

	  	Wire Transfer
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	       	Mail or other means
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			   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*

/s/ Donald S. Rumery
---------------------------

Donald S. Rumery, Treasurer
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Date:	January 12, 2006
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* Please print the name and title of the signing officer below the signature.



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